Purchase of Petrosonic Albania Sha. (Details Textual)	9 Months Ended
	Sep. 30, 2012 USD ($)	Jul. 27, 2012 USD ($)	Jul. 27, 2012 CAD
Business Acquisition Equity Interests Number Of Shares Acquired		$ 60,000
Business Acquisition, Percentage of Voting Interests Acquired		89.00%	89.00%
Cash at closing	250,000		250,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt			250,000
Business Acquisition Percentage Of Royalty Interest Payment	10.00%
Payment Of Royalty Interest Term	10 years
Business Acquisition Purchase Price Allocation Fair Value			250,000
Equipment	609,432		200,000
Business Acquisition Purchase Price Allocation Technology			50,000
Reclassification Adjustments In Noncontrolling Interest	$ 30,899
Percentage Adjustmentsin Noncontrolling Interest	11.00%